STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		120 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
STATEMENTS OF OPERATIONS [Abstract]
NET SALES			$ 2,500				$ 3,200
COST AND EXPENSE
Research and development	618,454	531,116	1,203,892	986,498	2,068,050	2,489,747	15,222,238
General and administrative	392,917	433,386	795,081	881,004	1,632,387	1,936,417	16,553,954
TOTAL COST AND EXPENSE	1,011,371	964,502	1,998,973	1,867,502	3,700,437	4,426,164	31,776,192
LOSS FROM OPERATIONS	(1,011,371)	(964,502)	(1,996,473)	(1,867,502)	(3,700,437)	(4,426,164)	(31,772,992)
OTHER INCOME (EXPENSE)
Interest income	62	62	124	141	267	548	31,313
Dividend income							1,551
Realized gain on investment							3,911
Realized gain on disposal of assets							637
Litigation settlement							(47,500)
Commitment fee and Interest expense		(184,723)	(2,742)	(204,273)	(212,156)	(130,922)	(545,285)
NET LOSS	$ (1,011,309)	$ (1,149,163)	$ (1,999,091)	$ (2,071,634)	$ (3,912,326)	$ (4,556,538)	$ (32,328,365)
Basic and Diluted Loss per Share	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.04)	$ (0.08)	$ (0.09)
Basic and Diluted Weighted Average Number of Shares	53,478,623	51,725,639	53,123,623	51,097,111	51,672,177	48,778,783